Exhibit 99.11

Annex #1 to Form ABS Due Diligence 15E

Item 4. Description of the due diligence services performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description:

(1) The type of assets that were reviewed;

a. The assets reviewed in this population were one-to-four family residential mortgage loans.

(2) The sample size of the assets reviewed;

a. The sample consisted of 22 mortgage loans

(3) How the sample size was determined and, if applicable, computed;

a. OneDiligence, LLC performed the due diligence scope on the full loan population

(4) Whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

a. The accuracy of the information provided by the securitizer was verified through examination of the land records.

(5) Whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

a. Item 5 is not applicable within scope of review

(6) Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

a. Item 6 is not applicable within scope of review

(7) Whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted;

a. Item 7 is not applicable within scope of review

(8) Any other type of review that was part of the due diligence services conducted by the person executing this Form.

a. Please refer to Item 5 of Form ABS Due Diligence 15E.

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #2 to Form ABS Due Diligence 15E

Item 5. Summary of findings and conclusions of review

OneDiligence, LLC was engaged by PRP-LB VI AIV, LLC (The Requestor) as diligence provider to order and review title reports for a population of 22 one-to-four family residential mortgage loans (the “Subject Loans”). As of review date, OneDiligence, LLC has received and reviewed a total of 22 Current Owner searches with up to date title and tax information on each loan. Title Policy was reviewed for any and all loans that had exceptions prior to Subject loan origination as shown in the table attached to this form.

With respect to these 22 loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction for all mortgages examined.
2.	As set forth in the title reports, the subject mortgage is in 1st lien position, with the exception of:

a.	2 mortgage loans for which potentially superior post origination liens/judgments were found of record. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $438.37.

Scope for due diligence work:

This limited-scope was for around reviewing the most recent title reports provided by ProTitleUSA, Inc. Based on the title report, we captured the current lien position, potential assignment chain concerns, concerns with recordation and legal ownership; and any current and delinquent taxes.

Based on the searches for these loans, if any issue was identified the client was made aware and has made arrangements to assure the curative action has been taken. Based on the review, it was determined that there were no non-curable significant issues on the mortgaged properties.

Thank you, OneDiligence, LLC

About OneDiligence, LLC,

Legal entity name: OneDiligence, LLC

One Diligence, LLC, a subsidiary of ProTitleUSA, is a rated TPR firm using the latest Machine Learning and Data Extraction technologies which enables experienced underwriters to review loans much faster. With ProTitleUSA's automation and expertise of tax and title reviews, DocSolutionUSA's expertise of recorded documents, notes and title policy reviews, as well as the credit and compliance expertise of One Diligence's underwriting staff, One Diligence, LLC holds a very high standard on reliable, timely, versatile and competent reviews of real estate loans.

OneDiligence LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Exhibit A

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	Muni Lien?	Delinquent Tax Amount
1	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
2	TX	1	No	0	0	Yes	No	No	Yes	No	No	$ -
3	CA	3	No	2	0	Yes	Yes	No	No	No	No	$ -
4	NC	1	No	0	0	N/A	N/A	No	No	No	No	$ -
5	MI	1	No	0	0	N/A	N/A	No	No	No	No	$ -
6	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
7	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$ -
8	IL	1	No	0	0	Yes	No	No	Yes	No	No	$ -
9	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
10	IL	1	No	0	0	Yes	No	No	Yes	No	No	$ -
11	NJ	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$ -
12	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
13	CA	1	No	0	0	N/A	N/A	No	No	No	No	$ -
14	UT	1	No	0	0	Yes	Yes	No	No	No	No	$ -
15	CA	1	No	0	0	N/A	N/A	No	No	No	No	$ -
16	MI	2	No	1	0	Yes	Yes	Yes	No	No	No	$ -
17	CA	1	No	0	0	N/A	N/A	No	No	No	No	$ -
18	WI	1	No	0	0	N/A	N/A	No	No	No	No	$ -
19	VA	1	No	0	0	N/A	N/A	No	No	No	No	$ -
20	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
21	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$ -
22	VA	1	No	0	0	N/A	N/A	No	No	No	No	$ -